Lease (Tables)	12 Months Ended
Dec. 31, 2020
Lease
Schedule of cash flow information related to operating leases

	For the year ended December 31,
	2019	2020
	RMB	RMB

Cash payments for operating leases	34,501	41,960
ROU assets obtained in exchange for operating lease liabilities	601	7,428

Schedule of future lease payment under operating leases

Operating leases
RMB
Year ending December 31,
2021	40,779
2022	41,562
2023	48,483
2024	16,031
2025 and thereafter	—
Total future lease payments	146,855
Less: Imputed interest	(14,343)
Total lease liability balance	132,512